Investments in Equity Investees - Additional Information (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fubao Fund [Member]
Schedule of Investments [Line Items]
Payment to acquire long term investments	¥ 323,000
Fubao Fund [Member] | Equity Interest [Member]
Schedule of Investments [Line Items]
Non controlling interest ownership percentage by non controlling owners	72.58%		72.58%
Preferred Stock [Member] | Plus Corp Plus [Member]
Schedule of Investments [Line Items]
Percentage of voting rights	56.15%	56.15%	56.15%
Total investment | $		$ 158,000,000	$ 158,000,000
Preferred Stock [Member] | Plus Corp Plus [Member] | Equity Interest [Member]
Schedule of Investments [Line Items]
Non controlling interest ownership percentage by non controlling owners	28.85%	28.85%	28.85%
Preferred Stock [Member] | Jiayibingding Beijing E Commerce Limited [Member]
Schedule of Investments [Line Items]
Total investment	¥ 350,000
Preferred Stock [Member] | Jiayibingding Beijing E Commerce Limited [Member] | Equity Interest [Member]
Schedule of Investments [Line Items]
Non controlling interest ownership percentage by non controlling owners	24.37%		24.37%